September 16, 2005

U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:      Vanguard Index Funds
         2-56846

Commissioners:

Enclosed is the 97th Post-Effective Amendment to the Registration Statement on Form N-1A for the Vanguard Index Funds (the Trust), which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purposes of this Amendment are to disclose that the Extended Market Fund, a series of the Trust, has adopted a new target index, to amend Vanguard's Frequent Trading disclosure, and to effect a number of non-material changes.

Pursuant to the requirements of Rule 485(a), it is hereby requested that this Amendment be declared effective on November 15, 2005. Within the next 60 days, we will also be submitting a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on November 15, 2005.

We have enclosed for your information marked copies of the Trust's Registration Statement. Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,




Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:      Christian Sandoe, Esq.
         U.S. Securities and Exchange Commission